LONG-TERM INVESTMENTS, NET - Schedule of equity method investments (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Amount		$ 3,848
LMHB
Schedule of Equity Method Investments [Line Items]
Ownership percentage	40.00%	40.00%
Amount	$ 167	$ 173
Less: impairment on equity method investments:	$ (167)	$ (173)
Unicom Air Net Beijing Network Co Ltd
Schedule of Equity Method Investments [Line Items]
Ownership percentage		33.67%
Amount		$ 3,848